Subsequent events - Additional Information (Detail) $ in Millions	1 Months Ended
Apr. 30, 2019 USD ($)
Subsequent Event [Member] | Viajes Falabella [Member]
Subsequent Event [Line Items]
Proceeds from license fees received	$ 27